SCHEDULE OF LEASE EXPENSES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Leases
Operating lease expense	$ 31,708	$ 31,458
Short-term lease expense	2,893	737
Total operating lease expenses	34,601	32,195
Total lease expenses	$ 34,601	$ 32,195